Other Non-Current Liabilities - Schedule of Other Non-Current Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Other Non-Current Liabilities [Abstract]
Security deposits	$ 35,004	$ 43,723